Ordinary shares, share premium, and other equity - Called up share capital, allotted and fully paid (Details) - GBP (£) £ in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 66,882	£ 65,660	£ 63,779
Issue of shares under employee share schemes		295	346	579
Repurchase of shares		(1,200)
Other movements		(14)	5	3
Ending balance, equity		70,211	66,882	65,660
Total share capital and share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	4,637	4,594	4,311
Issue of shares under employee share schemes	[1]	60	43	101
AT1 securities issuance		0	0
Repurchase of shares	[1]	(161)
AT1 securities redemption			0
Other movements		0	0
Ending balance, equity	[1]	4,536	4,637	4,594
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[1]	11,172	10,871	9,632
Issue of shares under employee share schemes		0	0
AT1 securities issuance		1,078	1,142
Repurchase of shares		0
AT1 securities redemption			(831)
Other movements	[1]	9	(10)	1
Ending balance, equity	[1]	£ 12,259	£ 11,172	£ 10,871
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance, shares		17,359	17,322
Issued to staff under share incentive plans		37	37
Repurchase of shares		(644)
Ending balance, shares		16,752	17,359	17,322
Ordinary shares | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 4,340	£ 4,331
Issue of shares under employee share schemes		9	9
AT1 securities issuance		0	0
Repurchase of shares		(161)	0
AT1 securities redemption			0
Other movements		0	0
Ending balance, equity		4,188	4,340	£ 4,331
Ordinary shares | Ordinary share premium
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		297	263
Issue of shares under employee share schemes		51	34
AT1 securities issuance		0	0
Repurchase of shares		0
AT1 securities redemption			0
Other movements		0	0
Ending balance, equity		£ 348	£ 297	£ 263

[1]	For further details refer to Note 28.